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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------
Check here if Amendment [ ]; Amendment Number:
                                               --------------------
This Amendment: (Check only one:): [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Michael Larson
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Address: 2365 Carillon Point
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         Kirkland, WA 98033
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Form 13F File number: 28-05147
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Michael Larson
       --------------
Title: Reporting Manager
       -----------------
Phone: (425) 889-7900
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Signature, Place, and Date of Signing

/s/ Michael Larson   Kirkland, Washington   November 12, 2004
------------------   --------------------   -----------------
    [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number   Name

         28-05149               Cascade Investment, L.L.C.
         --------               --------------------------
         28-10098               Bill & Melinda Gates Foundation
         --------               -------------------------------

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Value:  2
Form 13F Information Table Value Total:  $68,830
                                         -------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                       AMOUNT AND TYPE
                                                         OF SECURITY
                                                       ----------------                              VOTING AUTHORITY
NAME OF ISSUER        TITLE OF   CUSIP        VALUE    SHARES/PRN   SH/   INVESTMENT    OTHER     ----------------------
                       CLASS                 (X1000)     AMOUNT     PRN   DISCRETION   MANAGERS   SOLE   SHARED      NONE
-------------------------------------------------------------------------------------------------------------------------
CORIXA CORP           COM        21887F100    $1,832     440,484    SH    OTHER                            440,484
NEXTEL PARTNERS INC   CL A       65333F107   $66,998   4,040,870    SH    OTHER                          4,040,870